Summary of Significant Accounting Policies: Variable Interest Entities (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Variable Interest Entities

Variable Interest Entities

A variable interest entity (“VIE”) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on a review of the VIE’s capital structure, contractual relationships and terms, nature of the VIE’s operations and purpose, nature of the VIE’s interests issued and the Company’s involvement with the entity. When assessing the need to consolidate a VIE, the Company evaluates the design of the VIE as well as the related exposure to the variable interest holders.

The primary beneficiary is the entity that has both the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company’s decision-making ability and the Company’s ability to influence activities that significantly affect the economic performance of the VIE.

Unconsolidated VIEs: The Company invests in residential mortgage-backed securities which are classified as VIEs for which the Company is not the primary beneficiary, and, therefore, these VIEs were not consolidated on the Company’s consolidated balance sheets. The Company invests in these securities with the primary purpose of earning capital appreciation. The maximum exposure to loss relating to these securities is equal to the carrying amount of the security. The values of these investments are disclosed in the Debt Securities section of Note 3.